Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

Class A, Class B, Class C and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

Class A, Class B, Class C and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

Class A, Class B, Class C and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

Class A, Class B, Class C and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

  Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Class A, Class B, Class C and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

  Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

  Investor Class

Supplement dated February 2, 2010 to the Prospectuses dated July 1, 2009,

  as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

TDIV020/P606SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE Government Securities Fund

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE High Income Fund

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE Income Plus Fund

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE Inflation-Protected Bond Fund

Class A, Class B, Class C

WELLS FARGO ADVANTAGE Short Duration Government Bond Fund

Class A, Class B, Class C,

WELLS FARGO ADVANTAGE Short-Term Bond Fund

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE Short-Term High Yield Bond Fund

Class A, Class C and Investor Class

WELLS FARGO ADVANTAGE Stable Income Fund

Class A, Class B, Class C

WELLS FARGO ADVANTAGE Strategic Income Fund

Class A, Class B, Class C

WELLS FARGO ADVANTAGE Total Return Bond Fund

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE Ultra Short-Term Income Fund

Class A, Class C, and Investor Class

Supplement dated February 2, 2010 to the Prospectuses dated October 1, 2009,

  as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;” and the following is hereby added at the end of the final sub-bullet point before the ending period: “, except for the Ultra Short-Term Income Fund”

IFIV020/P1006SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE Capital Growth Fund

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE ENDEAVOR SELECTFund

Class A, Class B, Class C

WELLS FARGO ADVANTAGE Growth Fund

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE Large Cap Growth Fund

Investor Class

WELLS FARGO ADVANTAGE Large Company Core Fund

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE Large Company Value Fund

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE U.S. Value Fund

Class A, Class B, Class C, and Investor Class

Supplement dated February 2, 2010 to the Prospectuses dated December 1, 2009,

  as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

LCIV020/P106SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Investor Class

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Investor Class

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Investor Class

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Investor Class

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Investor Class

Supplement dated February 2, 2010 to the Prospectus dated November 1, 2009.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

MIIV020/P1106SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE COMMON STOCK FUND

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

Class A, Class C and Investor Class

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

Class A, Class C, and Investor Class

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B, Class C, and Investor Class

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Class A, Class C, and Investor Class

Supplement dated February 2, 2010 to the Prospectuses dated March 1, 2009,

  as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

SCIV020/P206SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE Social Sustainability Fund

Class A, Class C

Supplement dated February 2, 2010 to the Prospectus dated December 1, 2009.

This Supplement contains important information about the Fund referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

AWR020/P1601SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

Class A, Class C

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

Class A, Class B, Class C

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

Class A, Class B, Class C

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

Class A, Class C

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class A, Class B, Class C

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

Class A, Class B, Class C

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

Class A, Class C

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Class A, Class C

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class A, Class C

Supplement dated February 2, 2010 to the Prospectus dated November 1, 2009.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;” and the following is hereby added at the end of the final sub-bullet point before the ending period: “, except for the Ultra Short-Term Municipal Income Fund”

MIR020/P1101SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

Class A, Class B, Class C

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class A, Class B, Class C and Investor Class

Supplement dated February 2, 2010 to the Prospectuses dated March 1, 2009,

  as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

SFIV020/P406SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM

Wells Fargo Advantage WealthBuilder Equity PortfolioSM

Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM

Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM

Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM

Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM

Supplement dated February 2, 2010 to the Prospectus dated October 1, 2009.

This Supplement contains important information about the Portfolios referenced above.

Effective immediately, the second row of table in the section “How to Sell Shares” stating “Minimum Redemption” and “$100 (or remainder of account balance)” in its two respective columns is hereby deleted.

Effective immediately, in the section “How to Exchange Shares,” the bullet point pertaining to minimum amounts applicable to any exchange is hereby restated as follows: “Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.”

Effective immediately, in the bullet point “Automatic Exchange Plan” under the heading “Automatic Plans” in the section “Account Policies,” the following is hereby inserted after the second sentence: “In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100.” In addition, under the next bullet point “Systematic Withdrawal Plan,” the following sub-bullet point is hereby added after the first sub-bullet point: “•   must request a minimum redemption of $100;”

WBP020/P810SP